Derivative financial instruments - Schedule of fair values of derivatives by category (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 482	£ 368
Derivative liabilities	(1,202)	(1,244)
Total	(720)	(876)
Current
Disclosure of detailed information about financial instruments [line items]
Derivative assets	113	44
Derivative liabilities	(381)	(335)
Total	(268)	(291)
Non-current
Disclosure of detailed information about financial instruments [line items]
Derivative assets	369	324
Derivative liabilities	(821)	(909)
Total	(452)	(585)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	375	333
Derivative liabilities	(1,138)	(1,126)
Total	(763)	(793)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	107	35
Derivative liabilities	(64)	(118)
Total	£ 43	£ (83)